Shareholder Fees - KBI GLOBAL INVESTORS AQUARIUS FUND	Nov. 28, 2025
Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)